The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 21% to the Company's effective tax rate is as follows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Tax (benefit) at U.S. statutory rate	$ (89,057)	$ (22,023)
Tax rate difference between foreign operations and U.S.	(31,378)	(73,374)
Change in valuation allowance	141,902	287,447
Permanent difference	(38,943)	(19,251)
Effective tax (benefit)	$ (17,476)	$ 172,799